Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) fund	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Profit not recognized	¥ 223,273
Comprehensive loss not recognized	(20,291)
Eligible age for lifetime annuity payments			65 months
Special lump-sum early termination benefits charged to operations for the fiscal year	16,888	¥ 16,235	¥ 16,716
Postemployment retirement benefits
Defined Benefit Plan Disclosure [Line Items]
Profit not recognized	2,086
Comprehensive loss not recognized	¥ 27,593
Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Number of major fund types | fund	4
Domestic, Japan | Pension benefits and SIPs | Other debt securities and Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,614	¥ 625
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.05%	0.02%
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 5,284	¥ 4,606
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.18%	0.13%